Warrants, Convertible Loans and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Warrants, Convertible Loans and Other Financial Liabilities
Summary of warrants, convertible loans and other financial liabilities

in € thousand	12/31/2021	12/31/2020
Other non-current financial liabilities	—	27
Other current financial liabilities	—	21
Warrants	21,405	—
Convertible loans – host	—	84,287
Convertible loans – embedded derivative	—	14,948
Convertible loans	—	99,235

Summary of effect of reasonable changes of input parameters on the initial fair value of the convertible loan (host contract) and the resulting equity effect in € thousand
March 11, 2020	Fair value host contract	Effect on capital contribution
Base	52,090
Conversion 1 year later	43,678	8,412
Conversion 1 year earlier	61,582	(9,492)

in € thousand
March 11, 2020	Fair value host contract	Effect on capital contribution
Base	52,090
credit spread +10%	49,558	2,532
credit spread -10%	54,819	(2,730)